Condensed Statement Of Changes In Shareholders' Equity - 11 months ended Dec. 31, 2020 - USD ($)	Total	Class B ordinary shares	Common Stock Class A ordinary shares	Common Stock Class B ordinary shares	Additional Paid-in Capital	Accumulated Deficit
Balance beginning at Jan. 23, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Balance beginning (Shares) at Jan. 23, 2020			0	0
Issuance of Class B ordinary shares to Sponsor	$ 25,000		$ 0	$ 1,811	23,189
Issuance of Class B ordinary shares to Sponsor (Shares)	72,450,000		0	18,112,500
Sale of 72,450,000 Units, net of underwriting discounts and offering costs	$ 683,813,181		$ 7,245	$ 0	683,805,936	0
Sale of 72,450,000 Units, net of underwriting discounts and offering costs (Shares)			72,450,000	0
Sale of 11,326,667 Private Placement Warrants	16,990,000	$ 11,326,667		$ 0	16,990,000	0
Class A ordinary shares subject to possible redemption (Shares)			(69,549,521)	0
Sale of 11,326,667 Private Placement Warrants (Shares)				0
Class A ordinary shares subject to possible redemption	(695,703,020)		$ (6,955)	$ 0	(695,696,065)	0
Net loss	(125,151)					(125,151)
Balance ending at Dec. 31, 2020	$ 5,000,010		$ 290	$ 1,811	$ 5,123,060	$ (125,151)
Balance ending (Shares) at Dec. 31, 2020			2,900,479	18,112,500